                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/05

               Date of Reporting Period: Six months ended 3/30/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,				Period Ended
	3/31/2005		2004	2003	2002		9/30/2001	[1]
Net Asset Value, Beginning of Period	$2.02		$2.03	$2.02	$2.01		$2.00
Income From Investment Operations:
Net investment income	0.02		0.03	0.04	0.05	[2]	0.08
Net realized and unrealized gain (loss) on investments	(0.01)		(0.01)	0.01	0.01	[2]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.02	0.05	0.06		0.09
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.04)	(0.05)		(0.08)
Net Asset Value, End of Period	$2.01		$2.02	$2.03	$2.02		$2.01
Total Return [3]	0.54%		1.20%	2.43%	2.99%		4.65%

Ratios to Average Net Assets:
Expenses	0.35	% [4]	0.35%	0.35%	0.35%		0.10	% [4]
Net investment income	2.06	% [4]	1.69%	1.87%	2.39	% [2]	3.70	% [4]
Expense waiver/reimbursement [5]	0.39	% [4]	0.39%	0.38%	0.41%		1.08	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$372,700		$468,411	$495,239	$323,260		$83,180
Portfolio turnover	26%		69%	49%	32%		13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.40	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77

1 Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	3.6%	Aaa	10.6%
AA	18.7%	Aa	9.9%
A	19.2%	A	15.0%
BBB	18.1%	Baa	12.1%
BB	1.2%	Ba	0.3%
Not Rated by S&P	39.2%	Not Rated by Moody's	52.1%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 25.3% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--73.9%
		Alabama--1.1%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2007	AA/Aa3	$1,925,508
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1	3,064,671
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR	1,047,509
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR	1,122,805
		TOTAL		7,160,493
		Arizona--1.4%
650,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2005	A-/NR	650,000
755,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2006	A-/NR	762,421
790,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2008	A-/NR	802,016
1,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	1,011,050
3,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	3,031,920
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	BBB/NR	989,360
2,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR	2,002,200
		TOTAL		9,248,967
		Arkansas--0.8%
2,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR	1,997,360
2,060,000		Fayetteville, AR, Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR	2,065,747
980,000		Little Rock, AR, Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR	1,001,148
		TOTAL		5,064,255
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--2.8%
$4,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2	$3,991,720
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A2	1,002,590
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2	1,050,610
1,150,000		California State, SAVRs (Series 2003 D-1), 5/1/2033	A/A3	1,150,000
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3	8,016,880
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2007	BBB+/NR	1,030,490
500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2008	BBB+/NR	521,105
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	BBB+/NR	791,700
1,000,000	[1]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR	981,790
		TOTAL		18,536,885
		Colorado--0.7%
300,000		Arvada, CO, Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR	299,643
500,000		Arvada, CO, Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR	498,775
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3	1,478,880
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1	1,993,220
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	NR	497,405
		TOTAL		4,767,923
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Connecticut--0.2%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa	$987,320
		Delaware--0.8%
255,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2005	BBB/Baa1	255,834
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB/Baa1	571,435
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB/Baa1	474,623
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa	4,027,320
		TOTAL		5,329,212
		District of Columbia--0.2%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa	1,387,536
		Florida--6.9%
600,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR	600,132
1,635,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR	1,656,893
9,000,000		Florida Educational Loan Marketing Corp., (Series D-2), 12/1/2038	A/A2	9,000,000
710,000	[1]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3	707,465
1,445,000	[1]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3	1,425,146
1,000,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR	1,012,130
1,360,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR	1,372,172
3,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2	3,009,120
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,145,000		Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR	$1,172,549
2,865,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR	2,879,726
2,300,000		Live Oak, FL, Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR	2,316,652
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa	1,297,302
14,450,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), 10/8/2026 (Radian Asset Assurance INS)	AA/Aaa	14,450,000
600,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR	604,848
3,500,000		South Bay, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	NR	3,507,770
265,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR	266,330
		TOTAL		45,278,235
		Georgia--2.5%
725,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2006	BBB+/NR	744,698
830,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2007	BBB+/NR	863,175
835,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	BBB+/NR	874,604
3,135,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR	3,157,290
7,500,000		East Point, GA, 3.50% TANs, 12/30/2005	NR	7,526,100
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa	1,784,545
1,000,000		Walker County, GA, Sales Tax UT GO Bonds, 3.50% (FSA INS), 1/1/2007	AAA/NR	1,011,590
		TOTAL		15,962,002
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Idaho--0.7%
$4,800,000		Boise City, ID, Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1	$4,807,296
		Illinois--0.5%
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds, (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1	1,044,160
2,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.00% (OSF Health Care Systems), 11/15/2006	A/A2	2,059,440
		TOTAL		3,103,600
		Indiana--0.8%
1,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1	1,519,800
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR	997,170
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2	860,134
2,000,000		Lawrenceburg, IN, Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2	1,989,860
		TOTAL		5,366,964
		Iowa--0.5%
1,500,000		Iowa Higher Education Loan Authority, 3.90% RANs (Briar Cliff University), 5/24/2005	NR	1,500,975
385,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 3.25% (Ridgecrest Village), 11/15/2005	NR	384,657
130,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	NR	129,702
660,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	NR	659,776
685,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	NR	681,993
		TOTAL		3,357,103
		Kansas--0.8%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3	3,089,100
600,000		Lawrence, KS, Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1	599,352
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Kansas--continued
$860,000		Lawrence, KS, Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1	$858,873
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR	358,750
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR	258,950
		TOTAL		5,165,025
		Louisiana--3.2%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1	512,430
900,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds (Series 2004), 5.00% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 1/1/2009	AAA/Aaa	952,857
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3	1,009,460
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3	4,500,000
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	A/A3	4,500,000
355,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR	354,546
535,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR	535,037
800,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR	805,488
830,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR	845,388
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2	5,015,400
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1	1,836,270
		TOTAL		20,866,876
		Maine--0.5%
3,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2005	BBB/NR	2,998,350
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Maryland--0.2%
$1,600,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2	$1,599,072
		Massachusetts--2.6%
7,095,000		Haverhill, MA, 4.00% BANs, 3/30/2006	NR	7,156,585
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/Baa1	414,896
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB/NR	528,518
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB/NR	439,378
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3	2,004,140
6,625,000		New Bedford, MA, 3.50% RANs, 6/30/2005	NR	6,640,105
		TOTAL		17,183,622
		Michigan--2.4%
2,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa	2,122,740
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	BBB/NR	1,422,412
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa	2,532,425
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1	1,149,696
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2	1,012,510
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2	1,029,860
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR	1,943,637
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR	995,210
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 3.15% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2006	BBB/NR	3,492,580
		TOTAL		15,701,070
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Minnesota--0.5%
$1,400,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	A-/A3	$1,418,634
1,210,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1	1,217,986
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 4.00% (Gillette Children's Specialty Healthcare), 2/1/2006	NR	200,938
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	NR	205,022
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	NR	206,542
		TOTAL		3,249,122
		Mississippi--0.7%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR	370,000
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR	761,535
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR	3,266,412
		TOTAL		4,397,947
		Missouri--0.7%
895,000		Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds, (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR	896,799
1,000,000		Missouri State HEFA (Series 2002B), 3.00% RANs (Evangel University), 4/22/2005	NR	999,700
2,500,000	[1]	Missouri State HEFA (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	SP-2	2,501,054
		TOTAL		4,397,553
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Nebraska--0.9%
$1,350,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2005	NR	$1,349,366
1,935,000		Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2005	NR	1,934,091
2,665,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa	2,693,142
		TOTAL		5,976,599
		Nevada--0.9%
2,345,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR	2,355,529
1,500,000	[1]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR	1,477,035
1,695,000		Las Vegas, NV, Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR	1,705,594
		TOTAL		5,538,158
		New Hampshire--0.1%
740,000		New Hampshire State IDA, (Series 1991), 3.00% TOBs (International Paper Co.), Optional Tender 10/15/2005	BBB/Baa2	740,000
		New Jersey--3.9%
4,000,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR	4,008,297
7,500,000		Bayonne, NJ, 4.00% TANs, 9/1/2005	NR	7,523,475
3,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR	3,028,290
2,311,150		Kearny, NJ, 3.00% BANs, 6/30/2005	NR	2,310,087
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2007	BBB/Baa2	1,040,480
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-	272,093
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	BBB-	691,471
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$720,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1	$765,727
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	BBB+/Baa2	752,722
1,805,000		Weehawken Township, NJ, 2.50% BANs, 4/14/2005	NR	1,804,657
3,550,000		Weehawken Township, NJ, 3.00% BANs, 9/14/2005	NR	3,557,881
		TOTAL		25,755,180
		New Mexico--1.4%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2	2,964,720
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	1,010,210
5,000,000		Sandoval County, NM, Incentive Payment Revenue Bonds (Series 2004), 4.25% (Intel Corp.), 12/1/2006	SP-1+	5,115,350
		TOTAL		9,090,280
		New York--5.4%
1,000,000		Dutchess County, NY, IDA, Revenue Bonds, 2.75% (Marist College), 7/1/2005	NR/Baa1	1,000,520
2,175,000		Dutchess County, NY, IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1	2,172,825
5,800,000		Dutchess County, NY, Resource Recovery Agency, (Series 2004), 1.80% BANs, 5/1/2005	SP-1+	5,797,158
5,030,000		Elmira City, NY, 3.50% BANs, 11/29/2005	NR	5,054,312
555,000		Franklin County, NY, Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR	555,300
760,000		Franklin County, NY, Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR	759,552
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2006	A/A2	1,029,550
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2007	A/A2	1,044,890
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2009	A/A2	5,302,000
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2	3,026,250
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2	$2,111,260
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR	4,223,962
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	NR/Aa3	901,791
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3	225,277
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3	582,386
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR	1,300,826
		TOTAL		35,087,859
		North Carolina--0.2%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR	993,170
		Ohio--3.9%
500,000		Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR	501,515
2,050,000		Garfield Heights, OH, City School District, Energy Conservation Improvement (Series 2004), 2.86% BANs, 7/21/2005	NR	2,049,160
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	AA-/NR	2,300,621
2,030,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3	2,030,000
1,000,000		Nelsonville, OH, 2.87% BANs, 3/2/2006	NR	1,000,270
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,750,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2	$1,746,588
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3	2,011,220
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2	4,005,760
9,968,000		Wheelersburg, OH, Local School District, 3.25% BANs, 6/23/2005	NR	9,974,080
		TOTAL		25,619,214
		Oklahoma--0.2%
605,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR	617,838
870,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR	895,726
		TOTAL		1,513,564
		Oregon--3.9%
25,300,000		Medford, OR, Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), 08/15/2032 (Radian Asset Assurance INS)	AA/NR	25,300,000
		Pennsylvania--6.7%
11,500,000		Allegheny County, PA, HDA, (UPMC Health System), (Series 2004-B1), 9/1/2032	A+/NR	11,500,000
2,500,000		Allegheny County, PA, HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2005	A+/NR	2,515,100
3,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A+/NR	3,087,780
500,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR	500,000
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR	302,964
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR	337,669
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2	2,214,195
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Erie, PA, Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR	$1,475,250
780,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR	775,164
800,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR	792,232
185,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR	183,853
200,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR	198,058
1,750,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	NR/A1	1,747,095
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2	2,021,820
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1	2,481,725
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 4.00% (University of Pennsylvania Health System), 8/15/2006	A/A3	1,012,320
6,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	NR/Aa3	6,221,938
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR	3,029,160
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/ (Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3	1,764,858
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$115,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+	$115,523
600,000		Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3	601,410
755,000		Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3	768,447
		TOTAL		43,646,561
		South Carolina--1.7%
3,560,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2005	A-/A3	3,587,875
4,750,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2	4,851,698
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa1	702,296
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa1	830,857
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2	1,138,610
		TOTAL		11,111,336
		South Dakota--0.2%
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1	1,085,001
		Tennessee--1.5%
2,000,000		Carter County, TN, IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR	2,036,180
290,000		Knox County, TN, Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1	290,157
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2	3,758,228
1,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR	1,035,870
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$2,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR	$2,090,640
600,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR	604,044
		TOTAL		9,815,119
		Texas--3.8%
1,000,000		Austin, TX, UT GO, 5.00%, 9/1/2006	AA+/Aa2	1,030,960
250,000		Brazoria County, TX, HFDC Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR	250,878
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2	1,471,501
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2	5,000,800
1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR	1,046,962
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR	1,065,135
1,000,000		Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2	1,010,180
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1	1,022,190
1,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2	1,046,380
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(U. S. Treasury PRF 11/1/2006 @ 100), Mandatory Tender 11/1/2006	AA/NR	1,021,530
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2006	A/A1	1,024,450
3,000,000		Matagorda County, TX, Navigation District Number One, Refunding PCRBs (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2	3,056,250
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3	$1,756,405
1,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR	992,590
1,500,000		Trinity River Authority, TX, Refunding PCRBs (Series 2001 A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2	1,545,900
600,000		Tyler, TX, Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1	601,632
600,000		Tyler, TX, Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1	610,086
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa	1,047,190
		TOTAL		24,601,019
		Utah--0.7%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2005	VMIG1	3,290,133
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa1	1,504,845
		TOTAL		4,794,978
		Virginia--0.8%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	BBB/NR	2,057,640
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3	1,016,180
400,000		Halifax, VA, IDA, Hospital Refunding Revenue Bonds, 3.00% (Halifax Regional Hospital, Inc.), 9/1/2005	A/NR	400,216
1,000,000		Halifax, VA, IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR	1,015,360
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1	983,440
		TOTAL		5,472,836
		Washington--4.9%
28,800,000		Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), SAVRs (Series 2000), 1/1/2029	AA/NR	28,800,000
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa	3,032,700
		TOTAL		31,832,700
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.8%
$2,000,000		Pleasant Prairie, WI, Water & Sewer System, BANs, 4.00% (U.S. Treasury PRF 10/1/2006 @ 100), 10/1/2007	NR/A3	$2,038,700
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR	2,000,000
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2	452,039
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2	639,975
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3	130,688
		TOTAL		5,261,402
		Wyoming--0.5%
3,350,000		Albany County, WY, PCRBs (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	3,344,003
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $483,169,352)		482,495,407
		SHORT-TERM MUNICIPALS--24.9%
		Alabama--3.7%
8,970,000		Birmingham, AL, IDB, (Series 2000) Weekly VRDNs (American Cast Iron Pipe Co.)/(Wachovia Bank N.A. LOC)	NR	8,970,000
1,720,000		Gadsden, AL, IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC)	NR	1,720,000
3,500,000		Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR	3,500,000
8,000,000		Huntsville, AL, Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR	8,000,000
2,250,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC)	NR	2,250,000
		TOTAL		24,440,000
		California--0.6%
3,915,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2	3,915,000
		Florida--0.7%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	A-2/P-2	4,500,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--1.0%
$1,130,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1	$1,130,000
5,715,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/P-1	5,715,000
		TOTAL		6,845,000
		Illinois--0.6%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR	4,000,000
		Indiana--1.2%
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2	8,000,000
		Iowa--1.2%
7,700,000		Salix, IA, Pollution Control, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2	7,700,000
		Louisiana--0.6%
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority Weekly VRDNs (Southern Ionics, Inc.)/(Wachovia Bank N.A. LOC)	NR	4,000,000
		Maryland--1.2%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR	3,015,000
5,100,000		Washington County, MD, (Series 1986A) Weekly VRDNs (Radioshack Corp.)	NR	5,100,000
		TOTAL		8,115,000
		Michigan--0.2%
1,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1	1,000,000
		Minnesota--0.5%
3,250,000		Sherburn, MN, PCRBs, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2	3,250,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Missouri--0.2%
$1,230,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR	$1,230,000
		Multi State--0.1%
954,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1	954,000
		New York--1.1%
7,000,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1	7,000,000
		North Carolina--0.4%
860,000		Brunswick County, NC, Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1	860,000
1,900,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR	1,900,000
		TOTAL		2,760,000
		Ohio--2.1%
1,360,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR	1,360,000
3,750,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR	3,750,000
7,085,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	NR/VMIG1	7,085,000
1,745,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/ (Provident Bank LOC)	NR	1,745,000
		TOTAL		13,940,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.2%
$1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1	$1,000,000
		South Carolina--0.6%
3,800,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR	3,800,000
		Tennessee--4.6%
10,000,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-C) Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/ (DePfa Bank PLC LIQ)	NR/VMIG1	10,000,000
5,000,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-E) Daily VRDNs (Alcoa, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ)	NR/VMIG1	5,000,000
4,175,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-F) Daily VRDNs (Maryville, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ)	NR/VMIG1	4,175,000
3,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	3,000,000
2,550,000		Sevier County, TN, Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	2,550,000
1,100,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	1,100,000
4,355,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	4,355,000
		TOTAL		30,180,000
		Texas--0.8%
5,000,000		Harris County, TX, IDC Weekly VRDNs (Southern Ionics, Inc.)/ (Wachovia Bank N.A. LOC)	NR	5,000,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--2.5%
$16,000,000		Sheboygan, WI, PCRB (Series 1991 A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1	$16,000,000
		Wyoming--0.8%
5,000,000		Sweetwater County, WY, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	NR/VMIG1	5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $162,629,000)		162,629,000
		TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $645,798,352) [2]		645,124,407
		OTHER ASSETS AND LIABILITIES - NET--1.2%		7,981,070
		TOTAL NET ASSETS--100%		$653,105,477

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $11,048,690 which represents 1.7% of total net assets.

2 The cost of investments for federal tax purposes amounts to $645,796,468.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $645,798,352)		$645,124,407
Cash		101,779
Income receivable		5,409,958
Receivable for investments sold		12,938,288
Receivable for shares sold		5,968,585
TOTAL ASSETS		669,543,017
Liabilities:
Payable for investments purchased	$13,084,303
Payable for shares redeemed	2,649,668
Income distribution payable	553,198
Payable for Directors'/Trustees' fees	699
Payable for distribution services fee (Note 5)	48,743
Payable for shareholder services fee (Note 5)	60,831
Accrued expenses	40,098
TOTAL LIABILITIES		16,437,540
Net assets for 324,864,222 shares outstanding		653,105,477
Net Assets Consist of:
Paid-in capital		655,655,918
Net unrealized depreciation of investments		(673,945)
Accumulated net realized loss on investments		(1,876,818)
Undistributed net investment income		322
TOTAL NET ASSETS		$653,105,477
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$372,699,720 ÷ 185,392,469 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.01
Offering price per share		$2.01
Redemption proceeds per share		$2.01
Class A Shares:
$280,405,757 ÷ 139,471,753 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.01
Offering price per share (100/98.00 of $2.01) [1]		$2.05
Redemption proceeds per share		$2.01

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2005 (unaudited)

Investment Income:
Interest			$8,905,638
Expenses:
Investment adviser fee (Note 5)		$2,216,653
Administrative personnel and services fee (Note 5)		296,662
Custodian fees		15,446
Transfer and dividend disbursing agent fees and expenses		41,668
Directors'/Trustees' fees		4,575
Auditing fees		9,755
Legal fees		2,080
Portfolio accounting fees		78,291
Distribution services fee--Class A Shares (Note 5)		397,303
Shareholder services fee--Class A Shares (Note 5)		397,208
Share registration costs		35,313
Printing and postage		14,102
Insurance premiums		7,599
Taxes		29,939
Miscellaneous		3,690
TOTAL EXPENSES		3,550,284
Waivers (Note 5):
Waiver of investment adviser fee	$(1,429,476)
Waiver of administrative personnel and services fee	(15,147)
Waiver of distribution services fee--Class A Shares	(79,421)
TOTAL WAIVERS		(1,524,044)
Net expenses			2,026,240
Net investment income			6,879,398
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(499,196)
Net change in unrealized appreciation of investments			(2,350,149)
Net realized and unrealized loss on investments			(2,849,345)
Change in net assets resulting from operations			$4,030,053

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2005	Year Ended 9/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$$6,879,398	$13,825,478
Net realized loss on investments	(499,196)	(863,254)
Net change in unrealized appreciation/depreciation of investments	(2,350,149)	(2,956,142)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,030,053	10,006,082
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,329,643)	(8,234,405)
Class A Shares	(2,549,927)	(5,589,990)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,879,570)	(13,824,395)
Share Transactions:
Proceeds from sale of shares	256,353,158	848,277,048
Net asset value of shares issued to shareholders in payment of distributions declared	3,456,163	7,030,460
Cost of shares redeemed	(413,734,041)	(1,035,235,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(153,924,720)	(179,927,656)
Change in net assets	(156,774,237)	(183,745,969)
Net Assets:
Beginning of period	809,879,714	993,625,683
End of period (including undistributed net investment income of $322 and $494, respectively)	$653,105,477	$809,879,714

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$ 1,500,000
Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	2/27/2004	$ 710,000
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$1,445,000
Missouri State HEFA (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	4/15/2004	$2,518,275

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,316,503	$125,684,204	216,101,769	$437,163,498
Shares issued to shareholders in payment of distributions declared	737,303	1,484,474	1,428,625	2,889,451
Shares redeemed	(109,703,445)	(221,231,144)	(229,869,967)	(464,983,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(46,649,639)	$(94,062,466)	(12,339,573)	$(24,930,754)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	64,845,386	$130,668,954	203,218,503	$411,113,550
Shares issued to shareholders in payment of distributions declared	979,332	1,971,689	2,047,453	4,141,009
Shares redeemed	(95,503,406)	(192,502,897)	(282,055,069)	(570,251,461)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,678,688)	$(59,862,254)	(76,789,113)	$(154,996,902)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,328,327)	$(153,924,720)	(89,128,686)	$(179,927,656)

4. FEDERAL TAX INFORMATION

At March 31, 2005, the cost of investments for federal tax purposes was $645,796,468. The net unrealized depreciation of investments for federal tax purposes was $672,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $649,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,321,935.

At September 30, 2004, the Fund had a capital loss carryforward of $414,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSC retained $166,637 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2005, FSC retained $151 in sales charges from the sale of Class A Shares. FSC also retained $4,627 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSSC retained $8,263 of fees paid by the Fund. For the six months ended March 31, 2005, the Fund's Institutional Shares did not accrue or pay the shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $175,298,058 and $342,244,894, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six-months ended March 31, 2005, were as follows:

Purchases	$119,955,185
Sales	$220,218,070

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P882

26299 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,				Period Ended
	3/31/2005		2004	2003	2002		9/30/2001	[1]
Net Asset Value, Beginning of Period	$2.02		$2.03	$2.02	$2.01		$2.00
Income From Investment Operations:
Net investment income	0.02		0.03	0.03	0.04	[2]	0.07
Net realized and unrealized gain (loss) on investments	(0.01)		(0.01)	0.01	0.01	[2]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.02	0.04	0.05		0.08
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.04)		(0.07)
Net Asset Value, End of Period	$2.01		$2.02	$2.03	$2.02		$2.01
Total Return [3]	0.31%		0.75%	1.97%	2.56%		4.31%

Ratios to Average Net Assets:
Expenses	0.80	% [4]	0.80%	0.80%	0.78%		0.45	% [4]
Net investment income	1.61	% [4]	1.23%	1.39%	1.98	% [2]	3.47	% [4]
Expense waiver/reimbursement [5]	0.44	% [4]	0.44%	0.43%	0.48%		1.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$280,406		$341,469	$498,387	$327,396		$115,016
Portfolio turnover	26%		69%	49%	32%		13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,003.10	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	3.6%	Aaa	10.6%
AA	18.7%	Aa	9.9%
A	19.2%	A	15.0%
BBB	18.1%	Baa	12.1%
BB	1.2%	Ba	0.3%
Not Rated by S&P	39.2%	Not Rated by Moody's	52.1%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 25.3% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--73.9%
		Alabama--1.1%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2007	AA/Aa3	$1,925,508
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1	3,064,671
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR	1,047,509
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR	1,122,805
		TOTAL		7,160,493
		Arizona--1.4%
650,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2005	A-/NR	650,000
755,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2006	A-/NR	762,421
790,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2008	A-/NR	802,016
1,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	1,011,050
3,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	3,031,920
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	BBB/NR	989,360
2,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR	2,002,200
		TOTAL		9,248,967
		Arkansas--0.8%
2,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR	1,997,360
2,060,000		Fayetteville, AR, Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR	2,065,747
980,000		Little Rock, AR, Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR	1,001,148
		TOTAL		5,064,255
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--2.8%
$4,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2	$3,991,720
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A2	1,002,590
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2	1,050,610
1,150,000		California State, SAVRs (Series 2003 D-1), 5/1/2033	A/A3	1,150,000
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3	8,016,880
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2007	BBB+/NR	1,030,490
500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2008	BBB+/NR	521,105
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	BBB+/NR	791,700
1,000,000	[1]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR	981,790
		TOTAL		18,536,885
		Colorado--0.7%
300,000		Arvada, CO, Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR	299,643
500,000		Arvada, CO, Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR	498,775
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3	1,478,880
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1	1,993,220
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	NR	497,405
		TOTAL		4,767,923
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Connecticut--0.2%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa	$987,320
		Delaware--0.8%
255,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2005	BBB/Baa1	255,834
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB/Baa1	571,435
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB/Baa1	474,623
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa	4,027,320
		TOTAL		5,329,212
		District of Columbia--0.2%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa	1,387,536
		Florida--6.9%
600,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR	600,132
1,635,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR	1,656,893
9,000,000		Florida Educational Loan Marketing Corp., (Series D-2), 12/1/2038	A/A2	9,000,000
710,000	[1]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3	707,465
1,445,000	[1]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3	1,425,146
1,000,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR	1,012,130
1,360,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR	1,372,172
3,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2	3,009,120
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,145,000		Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR	$1,172,549
2,865,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR	2,879,726
2,300,000		Live Oak, FL, Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR	2,316,652
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa	1,297,302
14,450,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), 10/8/2026 (Radian Asset Assurance INS)	AA/Aaa	14,450,000
600,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR	604,848
3,500,000		South Bay, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	NR	3,507,770
265,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR	266,330
		TOTAL		45,278,235
		Georgia--2.5%
725,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2006	BBB+/NR	744,698
830,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2007	BBB+/NR	863,175
835,000		Coffee County, GA, Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	BBB+/NR	874,604
3,135,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR	3,157,290
7,500,000		East Point, GA, 3.50% TANs, 12/30/2005	NR	7,526,100
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa	1,784,545
1,000,000		Walker County, GA, Sales Tax UT GO Bonds, 3.50% (FSA INS), 1/1/2007	AAA/NR	1,011,590
		TOTAL		15,962,002
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Idaho--0.7%
$4,800,000		Boise City, ID, Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1	$4,807,296
		Illinois--0.5%
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds, (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1	1,044,160
2,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.00% (OSF Health Care Systems), 11/15/2006	A/A2	2,059,440
		TOTAL		3,103,600
		Indiana--0.8%
1,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1	1,519,800
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR	997,170
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2	860,134
2,000,000		Lawrenceburg, IN, Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2	1,989,860
		TOTAL		5,366,964
		Iowa--0.5%
1,500,000		Iowa Higher Education Loan Authority, 3.90% RANs (Briar Cliff University), 5/24/2005	NR	1,500,975
385,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 3.25% (Ridgecrest Village), 11/15/2005	NR	384,657
130,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	NR	129,702
660,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	NR	659,776
685,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	NR	681,993
		TOTAL		3,357,103
		Kansas--0.8%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3	3,089,100
600,000		Lawrence, KS, Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1	599,352
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Kansas--continued
$860,000		Lawrence, KS, Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1	$858,873
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR	358,750
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR	258,950
		TOTAL		5,165,025
		Louisiana--3.2%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1	512,430
900,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds (Series 2004), 5.00% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 1/1/2009	AAA/Aaa	952,857
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3	1,009,460
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3	4,500,000
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	A/A3	4,500,000
355,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR	354,546
535,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR	535,037
800,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR	805,488
830,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR	845,388
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2	5,015,400
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1	1,836,270
		TOTAL		20,866,876
		Maine--0.5%
3,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2005	BBB/NR	2,998,350
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Maryland--0.2%
$1,600,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2	$1,599,072
		Massachusetts--2.6%
7,095,000		Haverhill, MA, 4.00% BANs, 3/30/2006	NR	7,156,585
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/Baa1	414,896
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB/NR	528,518
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB/NR	439,378
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3	2,004,140
6,625,000		New Bedford, MA, 3.50% RANs, 6/30/2005	NR	6,640,105
		TOTAL		17,183,622
		Michigan--2.4%
2,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa	2,122,740
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	BBB/NR	1,422,412
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa	2,532,425
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1	1,149,696
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2	1,012,510
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2	1,029,860
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR	1,943,637
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR	995,210
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 3.15% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2006	BBB/NR	3,492,580
		TOTAL		15,701,070
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Minnesota--0.5%
$1,400,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	A-/A3	$1,418,634
1,210,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1	1,217,986
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 4.00% (Gillette Children's Specialty Healthcare), 2/1/2006	NR	200,938
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	NR	205,022
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	NR	206,542
		TOTAL		3,249,122
		Mississippi--0.7%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR	370,000
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR	761,535
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR	3,266,412
		TOTAL		4,397,947
		Missouri--0.7%
895,000		Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds, (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR	896,799
1,000,000		Missouri State HEFA (Series 2002B), 3.00% RANs (Evangel University), 4/22/2005	NR	999,700
2,500,000	[1]	Missouri State HEFA (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	SP-2	2,501,054
		TOTAL		4,397,553
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Nebraska--0.9%
$1,350,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2005	NR	$1,349,366
1,935,000		Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2005	NR	1,934,091
2,665,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa	2,693,142
		TOTAL		5,976,599
		Nevada--0.9%
2,345,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR	2,355,529
1,500,000	[1]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR	1,477,035
1,695,000		Las Vegas, NV, Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR	1,705,594
		TOTAL		5,538,158
		New Hampshire--0.1%
740,000		New Hampshire State IDA, (Series 1991), 3.00% TOBs (International Paper Co.), Optional Tender 10/15/2005	BBB/Baa2	740,000
		New Jersey--3.9%
4,000,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR	4,008,297
7,500,000		Bayonne, NJ, 4.00% TANs, 9/1/2005	NR	7,523,475
3,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR	3,028,290
2,311,150		Kearny, NJ, 3.00% BANs, 6/30/2005	NR	2,310,087
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2007	BBB/Baa2	1,040,480
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-	272,093
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	BBB-	691,471
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$720,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1	$765,727
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	BBB+/Baa2	752,722
1,805,000		Weehawken Township, NJ, 2.50% BANs, 4/14/2005	NR	1,804,657
3,550,000		Weehawken Township, NJ, 3.00% BANs, 9/14/2005	NR	3,557,881
		TOTAL		25,755,180
		New Mexico--1.4%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2	2,964,720
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3	1,010,210
5,000,000		Sandoval County, NM, Incentive Payment Revenue Bonds (Series 2004), 4.25% (Intel Corp.), 12/1/2006	SP-1+	5,115,350
		TOTAL		9,090,280
		New York--5.4%
1,000,000		Dutchess County, NY, IDA, Revenue Bonds, 2.75% (Marist College), 7/1/2005	NR/Baa1	1,000,520
2,175,000		Dutchess County, NY, IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1	2,172,825
5,800,000		Dutchess County, NY, Resource Recovery Agency, (Series 2004), 1.80% BANs, 5/1/2005	SP-1+	5,797,158
5,030,000		Elmira City, NY, 3.50% BANs, 11/29/2005	NR	5,054,312
555,000		Franklin County, NY, Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR	555,300
760,000		Franklin County, NY, Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR	759,552
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2006	A/A2	1,029,550
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2007	A/A2	1,044,890
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2009	A/A2	5,302,000
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2	3,026,250
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2	$2,111,260
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR	4,223,962
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	NR/Aa3	901,791
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3	225,277
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3	582,386
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR	1,300,826
		TOTAL		35,087,859
		North Carolina--0.2%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR	993,170
		Ohio--3.9%
500,000		Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR	501,515
2,050,000		Garfield Heights, OH, City School District, Energy Conservation Improvement (Series 2004), 2.86% BANs, 7/21/2005	NR	2,049,160
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	AA-/NR	2,300,621
2,030,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3	2,030,000
1,000,000		Nelsonville, OH, 2.87% BANs, 3/2/2006	NR	1,000,270
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,750,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2	$1,746,588
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3	2,011,220
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2	4,005,760
9,968,000		Wheelersburg, OH, Local School District, 3.25% BANs, 6/23/2005	NR	9,974,080
		TOTAL		25,619,214
		Oklahoma--0.2%
605,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR	617,838
870,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR	895,726
		TOTAL		1,513,564
		Oregon--3.9%
25,300,000		Medford, OR, Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), 08/15/2032 (Radian Asset Assurance INS)	AA/NR	25,300,000
		Pennsylvania--6.7%
11,500,000		Allegheny County, PA, HDA, (UPMC Health System), (Series 2004-B1), 9/1/2032	A+/NR	11,500,000
2,500,000		Allegheny County, PA, HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2005	A+/NR	2,515,100
3,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A+/NR	3,087,780
500,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR	500,000
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR	302,964
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR	337,669
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2	2,214,195
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Erie, PA, Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR	$1,475,250
780,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR	775,164
800,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR	792,232
185,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR	183,853
200,000		Erie, PA, Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR	198,058
1,750,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	NR/A1	1,747,095
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2	2,021,820
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1	2,481,725
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 4.00% (University of Pennsylvania Health System), 8/15/2006	A/A3	1,012,320
6,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	NR/Aa3	6,221,938
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR	3,029,160
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/ (Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3	1,764,858
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$115,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+	$115,523
600,000		Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3	601,410
755,000		Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3	768,447
		TOTAL		43,646,561
		South Carolina--1.7%
3,560,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2005	A-/A3	3,587,875
4,750,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2	4,851,698
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa1	702,296
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa1	830,857
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2	1,138,610
		TOTAL		11,111,336
		South Dakota--0.2%
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1	1,085,001
		Tennessee--1.5%
2,000,000		Carter County, TN, IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR	2,036,180
290,000		Knox County, TN, Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1	290,157
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2	3,758,228
1,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR	1,035,870
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$2,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR	$2,090,640
600,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR	604,044
		TOTAL		9,815,119
		Texas--3.8%
1,000,000		Austin, TX, UT GO, 5.00%, 9/1/2006	AA+/Aa2	1,030,960
250,000		Brazoria County, TX, HFDC Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR	250,878
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2	1,471,501
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2	5,000,800
1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR	1,046,962
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR	1,065,135
1,000,000		Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2	1,010,180
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1	1,022,190
1,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2	1,046,380
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(U. S. Treasury PRF 11/1/2006 @ 100), Mandatory Tender 11/1/2006	AA/NR	1,021,530
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2006	A/A1	1,024,450
3,000,000		Matagorda County, TX, Navigation District Number One, Refunding PCRBs (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2	3,056,250
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3	$1,756,405
1,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR	992,590
1,500,000		Trinity River Authority, TX, Refunding PCRBs (Series 2001 A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2	1,545,900
600,000		Tyler, TX, Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1	601,632
600,000		Tyler, TX, Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1	610,086
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa	1,047,190
		TOTAL		24,601,019
		Utah--0.7%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2005	VMIG1	3,290,133
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa1	1,504,845
		TOTAL		4,794,978
		Virginia--0.8%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	BBB/NR	2,057,640
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3	1,016,180
400,000		Halifax, VA, IDA, Hospital Refunding Revenue Bonds, 3.00% (Halifax Regional Hospital, Inc.), 9/1/2005	A/NR	400,216
1,000,000		Halifax, VA, IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR	1,015,360
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1	983,440
		TOTAL		5,472,836
		Washington--4.9%
28,800,000		Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), SAVRs (Series 2000), 1/1/2029	AA/NR	28,800,000
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa	3,032,700
		TOTAL		31,832,700
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.8%
$2,000,000		Pleasant Prairie, WI, Water & Sewer System, BANs, 4.00% (U.S. Treasury PRF 10/1/2006 @ 100), 10/1/2007	NR/A3	$2,038,700
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR	2,000,000
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2	452,039
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2	639,975
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3	130,688
		TOTAL		5,261,402
		Wyoming--0.5%
3,350,000		Albany County, WY, PCRBs (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	3,344,003
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $483,169,352)		482,495,407
		SHORT-TERM MUNICIPALS--24.9%
		Alabama--3.7%
8,970,000		Birmingham, AL, IDB, (Series 2000) Weekly VRDNs (American Cast Iron Pipe Co.)/(Wachovia Bank N.A. LOC)	NR	8,970,000
1,720,000		Gadsden, AL, IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC)	NR	1,720,000
3,500,000		Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR	3,500,000
8,000,000		Huntsville, AL, Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR	8,000,000
2,250,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC)	NR	2,250,000
		TOTAL		24,440,000
		California--0.6%
3,915,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2	3,915,000
		Florida--0.7%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	A-2/P-2	4,500,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--1.0%
$1,130,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1	$1,130,000
5,715,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/P-1	5,715,000
		TOTAL		6,845,000
		Illinois--0.6%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR	4,000,000
		Indiana--1.2%
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2	8,000,000
		Iowa--1.2%
7,700,000		Salix, IA, Pollution Control, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2	7,700,000
		Louisiana--0.6%
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority Weekly VRDNs (Southern Ionics, Inc.)/(Wachovia Bank N.A. LOC)	NR	4,000,000
		Maryland--1.2%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR	3,015,000
5,100,000		Washington County, MD, (Series 1986A) Weekly VRDNs (Radioshack Corp.)	NR	5,100,000
		TOTAL		8,115,000
		Michigan--0.2%
1,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1	1,000,000
		Minnesota--0.5%
3,250,000		Sherburn, MN, PCRBs, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2	3,250,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Missouri--0.2%
$1,230,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR	$1,230,000
		Multi State--0.1%
954,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1	954,000
		New York--1.1%
7,000,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1	7,000,000
		North Carolina--0.4%
860,000		Brunswick County, NC, Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1	860,000
1,900,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR	1,900,000
		TOTAL		2,760,000
		Ohio--2.1%
1,360,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR	1,360,000
3,750,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR	3,750,000
7,085,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	NR/VMIG1	7,085,000
1,745,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/ (Provident Bank LOC)	NR	1,745,000
		TOTAL		13,940,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.2%
$1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1	$1,000,000
		South Carolina--0.6%
3,800,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR	3,800,000
		Tennessee--4.6%
10,000,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-C) Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/ (DePfa Bank PLC LIQ)	NR/VMIG1	10,000,000
5,000,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-E) Daily VRDNs (Alcoa, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ)	NR/VMIG1	5,000,000
4,175,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-1-F) Daily VRDNs (Maryville, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ)	NR/VMIG1	4,175,000
3,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	3,000,000
2,550,000		Sevier County, TN, Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	2,550,000
1,100,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	1,100,000
4,355,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	4,355,000
		TOTAL		30,180,000
		Texas--0.8%
5,000,000		Harris County, TX, IDC Weekly VRDNs (Southern Ionics, Inc.)/ (Wachovia Bank N.A. LOC)	NR	5,000,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--2.5%
$16,000,000		Sheboygan, WI, PCRB (Series 1991 A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1	$16,000,000
		Wyoming--0.8%
5,000,000		Sweetwater County, WY, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	NR/VMIG1	5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $162,629,000)		162,629,000
		TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $645,798,352) [2]		645,124,407
		OTHER ASSETS AND LIABILITIES - NET--1.2%		7,981,070
		TOTAL NET ASSETS--100%		$653,105,477

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $11,048,690 which represents 1.7% of total net assets.

2 The cost of investments for federal tax purposes amounts to $645,796,468.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $645,798,352)		$645,124,407
Cash		101,779
Income receivable		5,409,958
Receivable for investments sold		12,938,288
Receivable for shares sold		5,968,585
TOTAL ASSETS		669,543,017
Liabilities:
Payable for investments purchased	$13,084,303
Payable for shares redeemed	2,649,668
Income distribution payable	553,198
Payable for Directors'/Trustees' fees	699
Payable for distribution services fee (Note 5)	48,743
Payable for shareholder services fee (Note 5)	60,831
Accrued expenses	40,098
TOTAL LIABILITIES		16,437,540
Net assets for 324,864,222 shares outstanding		653,105,477
Net Assets Consist of:
Paid-in capital		655,655,918
Net unrealized depreciation of investments		(673,945)
Accumulated net realized loss on investments		(1,876,818)
Undistributed net investment income		322
TOTAL NET ASSETS		$653,105,477
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$372,699,720 ÷ 185,392,469 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.01
Offering price per share		$2.01
Redemption proceeds per share		$2.01
Class A Shares:
$280,405,757 ÷ 139,471,753 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.01
Offering price per share (100/98.00 of $2.01) [1]		$2.05
Redemption proceeds per share		$2.01

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2005 (unaudited)

Investment Income:
Interest			$8,905,638
Expenses:
Investment adviser fee (Note 5)		$2,216,653
Administrative personnel and services fee (Note 5)		296,662
Custodian fees		15,446
Transfer and dividend disbursing agent fees and expenses		41,668
Directors'/Trustees' fees		4,575
Auditing fees		9,755
Legal fees		2,080
Portfolio accounting fees		78,291
Distribution services fee--Class A Shares (Note 5)		397,303
Shareholder services fee--Class A Shares (Note 5)		397,208
Share registration costs		35,313
Printing and postage		14,102
Insurance premiums		7,599
Taxes		29,939
Miscellaneous		3,690
TOTAL EXPENSES		3,550,284
Waivers (Note 5):
Waiver of investment adviser fee	$(1,429,476)
Waiver of administrative personnel and services fee	(15,147)
Waiver of distribution services fee--Class A Shares	(79,421)
TOTAL WAIVERS		(1,524,044)
Net expenses			2,026,240
Net investment income			6,879,398
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(499,196)
Net change in unrealized appreciation of investments			(2,350,149)
Net realized and unrealized loss on investments			(2,849,345)
Change in net assets resulting from operations			$4,030,053

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2005	Year Ended 9/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,879,398	$13,825,478
Net realized loss on investments	(499,196)	(863,254)
Net change in unrealized appreciation/depreciation of investments	(2,350,149)	(2,956,142)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,030,053	10,006,082
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,329,643)	(8,234,405)
Class A Shares	(2,549,927)	(5,589,990)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,879,570)	(13,824,395)
Share Transactions:
Proceeds from sale of shares	256,353,158	848,277,048
Net asset value of shares issued to shareholders in payment of distributions declared	3,456,163	7,030,460
Cost of shares redeemed	(413,734,041)	(1,035,235,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(153,924,720)	(179,927,656)
Change in net assets	(156,774,237)	(183,745,969)
Net Assets:
Beginning of period	809,879,714	993,625,683
End of period (including undistributed net investment income of $322 and $494, respectively)	$653,105,477	$809,879,714

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$ 1,500,000
Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	2/27/2004	$ 710,000
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$1,445,000
Missouri State HEFA (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	4/15/2004	$2,518,275

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,316,503	$125,684,204	216,101,769	$437,163,498
Shares issued to shareholders in payment of distributions declared	737,303	1,484,474	1,428,625	2,889,451
Shares redeemed	(109,703,445)	(221,231,144)	(229,869,967)	(464,983,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(46,649,639)	$(94,062,466)	(12,339,573)	$(24,930,754)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	64,845,386	$130,668,954	203,218,503	$411,113,550
Shares issued to shareholders in payment of distributions declared	979,332	1,971,689	2,047,453	4,141,009
Shares redeemed	(95,503,406)	(192,502,897)	(282,055,069)	(570,251,461)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,678,688)	$(59,862,254)	(76,789,113)	$(154,996,902)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,328,327)	$(153,924,720)	(89,128,686)	$(179,927,656)

4. FEDERAL TAX INFORMATION

At March 31, 2005, the cost of investments for federal tax purposes was $645,796,468. The net unrealized depreciation of investments for federal tax purposes was $672,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $649,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,321,935.

At September 30, 2004, the Fund had a capital loss carryforward of $414,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSC retained $166,637 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2005, FSC retained $151 in sales charges from the sale of Class A Shares. FSC also retained $4,627 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSSC retained $8,263 of fees paid by the Fund. For the six months ended March 31, 2005, the Fund's Institutional Shares did not accrue or pay the shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $175,298,058 and $342,244,894, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six-months ended March 31, 2005, were as follows:

Purchases	$119,955,185
Sales	$220,218,070

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P874

28391 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 25, 2005